CIRR-system (Tables)	6 Months Ended
Jun. 30, 2019
CIRR-system
Information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2019	2019	2018	2019	2018	2018
Interest income	520	498	395	1,018	733	1,624
Interest expenses	-479	-457	-344	-936	-660	-1,480
Net interest income	41	41	51	82	73	144

Interest compensation	1	—	19	1	19	20
Exchange-rate differences	1	4	7	5	9	9
Profit before compensation to SEK	43	45	77	88	101	173
Administrative remuneration to SEK	-48	-46	-38	-94	-70	-155
Operating profit CIRR-system	-5	-1	39	-6	31	18
Reimbursement to (–) / from (+) the State	5	1	-39	6	-31	-18

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	June 30, 2019	December 31, 2018
Loans	76,076	69,922
Derivatives	—	502
Other assets	9,406	4,090
Prepaid expenses and accrued revenues	626	561
Total assets	86,108	75,075

Liabilities	76,246	70,144
Derivatives	9,194	4,408
Accrued expenses and prepaid revenues	668	523
Total liabilities	86,108	75,075

Commitments
Committed undisbursed loans	53,046	47,664
Binding offers	570	616